Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2012
Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,978,509	60,390,788	60,032,306	60,336,933
Effect of dilutive share options outstanding	652,382	724,208	575,329	719,299
Weighted average number of ordinary shares for diluted net income per ordinary share	60,630,891	61,114,996	60,607,635	61,056,232